Share capital - Share repurchases (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 17, 2025 USD ($)	Nov. 11, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Share capital
Value of shares authorized for repurchase | $		$ 1,000,000
Repurchase period		24 months
Number of exercises of share options and vesting of restricted shares and RSUs vesting			4,718,535	4,718,535	5,953,956	5,953,956	6,552,299	6,552,299
Aggregate purchase price | ¥			¥ 5,448,058		¥ 4,872,181		¥ 112,666
Potential ordinary share transactions
Share capital
Value of shares authorized for repurchase | $	$ 2,000,000
Repurchase period	24 months
ADS
Share capital
Number of shares repurchased			157,018,908	157,018,908	163,105,636	163,105,636	4,244,255	4,244,255
Aggregate purchase price			¥ 5,448,058	$ 761,767	¥ 4,872,181	$ 687,755	¥ 112,666	$ 15,860
Number of shares cancelled			286,666,720	286,666,720
Number of shares held in treasury account			37,702,079	37,702,079
Class A ordinary shares | Ordinary shares
Share capital
Number of shares repurchased			39,254,727	39,254,727	40,776,409	40,776,409	1,061,064	1,061,064
Number of shares cancelled			71,666,680	71,666,680
Number of shares held in treasury account			9,425,520	9,425,520